Related Party Transactions - Derivatives (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Related Party Transaction [Line Items]
Net realized gains (losses) on derivatives	$ (762,000,000)	$ (1,253,500,000)	$ (1,423,000,000)	$ (1,578,500,000)	$ (1,310,400,000)
ING Bank and ING V
Related Party Transaction [Line Items]
Notional amount of derivatives	2,300,000,000		2,100,000,000	1,400,000,000
Derivatives, fair value	7,100,000		15,600,000	7,900,000
Net realized gains (losses) on derivatives	(1,400,000)	7,500,000	20,100,000	376,400,000	(144,400,000)
ING Bank and ING V | Interest Rate Swap
Related Party Transaction [Line Items]
Notional amount of derivatives	2,100,000,000		1,900,000,000	1,000,000,000
ING Bank and ING V | Stock Option
Related Party Transaction [Line Items]
Notional amount of derivatives	222,300,000		265,700,000	384,600,000
ING V
Related Party Transaction [Line Items]
Maximum potential future net exposure on sale of credit default swaps	$ 1,000,000,000		$ 1,000,000,000	$ 1,000,000,000